First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments
August 31, 2019 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (a) – 87.1%
	Electric Utilities – 30.3%
153,200	Alliant Energy Corp.	$8,035,340
76,300	American Electric Power Co., Inc. (b)	6,954,745
76,300	Duke Energy Corp. (b)	7,076,062
102,800	Emera, Inc. (CAD)	4,453,586
94,200	Eversource Energy (b)	7,548,246
397,900	Exelon Corp. (b)	18,804,754
156,800	Fortis, Inc. (CAD)	6,473,859
17,500	Hydro One Ltd. (CAD) (c)	324,395
38,300	IDACORP, Inc.	4,205,723
73,700	NextEra Energy, Inc. (b)	16,146,196
253,000	PPL Corp.	7,476,150
101,800	Xcel Energy, Inc.	6,537,596
		94,036,652
	Gas Utilities – 2.5%
36,700	Atmos Energy Corp.	4,045,441
2,610	Chesapeake Utilities Corp.	246,854
77,700	New Jersey Resources Corp.	3,553,998
		7,846,293
	Multi-Utilities – 16.0%
101,100	ATCO, Ltd., Class 1 (CAD)	3,612,992
165,500	Canadian Utilities Ltd., Class A (CAD)	4,779,537
141,800	CMS Energy Corp. (b)	8,940,490
145,500	NiSource, Inc. (b)	4,299,525
314,100	Public Service Enterprise Group, Inc. (b)	18,993,627
13,700	Sempra Energy (b)	1,940,331
74,300	WEC Energy Group, Inc. (b)	7,115,711
		49,682,213
	Oil, Gas & Consumable Fuels – 37.9%
443,047	Enbridge, Inc. (b)	14,824,353
237,706	Equitrans Midstream Corp.	3,206,654
238,200	Inter Pipeline, Ltd. (CAD)	4,343,921
218,500	Keyera Corp. (CAD)	5,272,949
1,355,075	Kinder Morgan, Inc. (b)	27,467,370
189,253	ONEOK, Inc.	13,489,954
683,665	TC Energy Corp.	35,030,994
603,600	Williams (The) Cos., Inc. (b)	14,244,960
		117,881,155
	Water Utilities – 0.4%
10,300	American Water Works Co., Inc.	1,311,396
	Total Common Stocks	270,757,709
	(Cost $248,388,253)
MASTER LIMITED PARTNERSHIPS (a) – 44.8%
	Chemicals – 0.6%
86,300	Westlake Chemical Partners, L.P.	1,826,108
	Independent Power and Renewable Electricity Producers – 5.8%
355,355	NextEra Energy Partners, L.P. (d)	18,211,944
	Oil, Gas & Consumable Fuels – 38.4%
198,341	Alliance Resource Partners, L.P.	3,068,335
152,044	BP Midstream Partners, L.P.	2,259,374

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
937,180	Energy Transfer, L.P. (b)	$12,755,020
1,077,800	Enterprise Products Partners, L.P. (b)	30,728,078
209,576	Holly Energy Partners, L.P.	5,648,073
201,586	Magellan Midstream Partners, L.P. (b)	13,441,755
150,833	MPLX, L.P.	4,209,749
133,500	Phillips 66 Partners, L.P.	7,338,495
708,200	Plains GP Holdings, L.P., Class A (d)	15,523,744
100,600	Shell Midstream Partners, L.P.	1,932,526
386,100	Tallgrass Energy, L.P. (d)	7,559,838
382,835	TC PipeLines, L.P.	14,987,990
		119,452,977
	Total Master Limited Partnerships	139,491,029
	(Cost $124,624,070)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.7%
	Equity Real Estate Investment Trusts – 0.7%
46,201	CorEnergy Infrastructure Trust, Inc.	2,084,127
	(Cost $1,222,850)
	Total Investments – 132.6%	412,332,865
	(Cost $374,235,173) (e)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.7)%
750	American Electric Power Co., Inc.	$6,836,250	$92.50	Sep 2019	(60,000)
1,393	CMS Energy Corp.	8,782,865	60.00	Sep 2019	(452,725)
750	Duke Energy Corp.	6,955,500	95.00	Oct 2019	(99,000)
3,000	Enbridge, Inc.	10,038,000	35.00	Oct 2019	(105,000)
1,116	Energy Transfer, L.P.	1,518,876	17.50	Oct 2019	(3,348)
500	Enterprise Products Partners, L.P.	1,425,500	30.00	Sep 2019	(4,000)
155	Eversource Energy	1,242,015	80.00	Sep 2019	(16,275)
787	Eversource Energy	6,306,231	85.00	Jan 2020	(98,375)
850	Exelon Corp. (f)	4,017,100	55.00	Oct 2019	(850)
3,060	Exelon Corp.	14,461,560	55.00	Jan 2020	(45,900)
69	Exelon Corp.	326,094	47.00	Oct 2019	(10,350)
4,000	Kinder Morgan, Inc.	8,108,000	22.00	Sep 2019	(8,000)
1,938	Magellan Midstream Partners, L.P.	12,922,584	67.50	Oct 2019	(205,428)
737	NextEra Energy, Inc	16,146,196	230.00	Oct 2019	(110,550)
1,430	NiSource, Inc.	4,225,650	30.00	Sep 2019	(50,050)
1,732	Public Service Enterprise Group, Inc. (f)	10,473,404	65.00	Sep 2019	(6,928)
1,409	Public Service Enterprise Group, Inc.	8,520,223	60.00	Dec 2019	(338,160)
137	Sempra Energy	1,940,331	145.00	Sep 2019	(9,590)
730	WEC Energy Group, Inc	6,991,210	90.00	Sep 2019	(445,300)
3,000	Williams (The) Cos., Inc. (f)	7,080,000	28.00	Sep 2019	(6,000)
	Total Call Options Written				(2,075,829)
	(Premiums received $1,641,110)

Outstanding Loans – (34.6)%	(107,500,000)
Net Other Assets and Liabilities – 2.7%	8,262,300
Net Assets – 100.0%	$311,019,336

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)

Interest Rate Swap Agreements:
Counterparty	Floating Rate (1)	Expiration Date	Notional Amount	Fixed Rate (1)	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia	1 month LIBOR	10/08/20	$36,475,000	2.121%	$(222,415)
Bank of Nova Scotia	1 month LIBOR	09/03/24	36,475,000	2.367%	(2,118,366)
			$72,950,000		$(2,340,781)

(1)	The Fund pays the fixed rate and receives the floating rate, however, no cash payments are made by either party prior to the expiration dates shown above. The floating rate on August 31, 2019 was 2.325% and 2.325%, respectively.

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of August 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $48,905,244 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,583,052. The net unrealized appreciation was $35,322,192. The amounts presented are inclusive of derivative contracts.
(f)	This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At August 31, 2019, investments noted as such are valued at $(13,778) or (0.0)% of net assets.

CAD	Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of August 31, 2019 is as follows:
ASSETS TABLE
	Total Value at 8/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 270,757,709	$ 270,757,709	$ —	$ —
Master Limited Partnerships*	139,491,029	139,491,029	—	—
Real Estate Investment Trusts*	2,084,127	2,084,127	—	—
Total Investments	$ 412,332,865	$ 412,332,865	$—	$—
LIABILITIES TABLE
	Total Value at 8/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (2,075,829)	$ (950,078)	$ (1,125,751)	$ —
Interest Rate Swap Agreements	(2,340,781)	—	(2,340,781)	—
Total	$ (4,416,610)	$ (950,078)	$ (3,466,532)	$—

*	See Portfolio of Investments for industry breakout.